Income Taxes (LendingClub Corp) (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Components of Income Tax Expense (Benefit)	The components of the income tax provision for fiscal year 2016 and 2015 were as follows:
	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0

LendingClub Corp [Member]
Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense consisted of the following for the periods shown below:

Year Ended December 31,	2016	2015	2014
Current:
Federal	$(515)	$—	$—
State	(267)	720	56
Total current tax (benefit) expense	$(782)	$720	$56

Deferred:
Federal	$(2,589)	$1,405	$1,185
State	(857)	708	149
Total deferred tax (benefit) expense	$(3,446)	$2,113	$1,334
Income tax (benefit) expense	$(4,228)	$2,833	$1,390

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income taxes expected at the statutory federal income tax rate and the income tax (benefit) expense for the years ended December 31, 2016, 2015 and 2014, is as follows:

Year Ended December 31,	2016	2015	2014
Tax at federal statutory rate	$(51,072)	$(738)	$(10,711)
State tax, net of federal tax benefit	(1,028)	1,277	98
Stock-based compensation expense	3,509	549	5,040
Research and development tax credits	(688)	(1,068)	—
Change in valuation allowance	42,714	2,686	6,858
Change in unrecognized tax benefit	2,817	(62)	—
Other	(480)	189	105
Income tax (benefit) expense	$(4,228)	$2,833	$1,390

Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 were:

December 31,	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$47,451	$5,621
Stock-based compensation	26,838	19,696
Reserves and accruals	18,409	11,506
Goodwill	9,855	—
Intangible assets	3,978	2,693
Tax credit carryforwards	2,483	1,810
Other	82	697
Total deferred tax assets	109,096	42,023
Valuation allowance	(75,308)	(25,348)
Deferred tax assets – net of valuation allowance	$33,788	$16,675

Deferred tax liabilities:
Internally developed software	$(21,436)	$(11,353)
Servicing fees	(6,445)	(1,516)
Depreciation and amortization	(5,907)	(4,089)
Goodwill	—	(3,163)
Total deferred tax liabilities	$(33,788)	$(20,121)
Deferred tax (liability) asset – net	$—	$(3,446)

Changes in Unrecognized Tax Benefit

A reconciliation of the beginning and ending balance of total unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014, is as follows:

Year Ended December 31,	2016	2015	2014
Beginning balance	$429	$491	$1,080
Gross increase (decrease) for tax positions related to prior years	677	(310)	(589)
Gross increase for tax positions related to the current year	2,140	248	—
Ending balance	$3,246	$429	$491